Contract Liabilities (Details) - Schedule of Receipts in Advance from Customers - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contract Liabilities (Details) - Schedule of Receipts in Advance from Customers [Line Items]
Total contract liabilities	¥ 18,690	¥ 21,103
Current	6,314	20,688
Non-current	12,376	415
Subscriptions and licensing [Member]
Contract Liabilities (Details) - Schedule of Receipts in Advance from Customers [Line Items]
Total contract liabilities	13,469	13,197
Smart music education [Member]
Contract Liabilities (Details) - Schedule of Receipts in Advance from Customers [Line Items]
Total contract liabilities	5,183	7,868
Music Festival Events [Member]
Contract Liabilities (Details) - Schedule of Receipts in Advance from Customers [Line Items]
Total contract liabilities	¥ 38	¥ 38